Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Accumulated other comprehensive (loss) income [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Beginning balance at Mar. 31, 2013		$ 692,270	$ (8,737)	$ 41,281	$ (785,830)
Participant Equity Loan Plan (note 9)		603
Stock-based compensation (recovery) expense (note 10)				3,603
Other comprehensive (loss) income	$ 7,273		7,273
Net (loss) income	20,544				20,544
Shares issued under stock plans (note 9)		1,168		(1,146)
Ending balance at Mar. 31, 2014	(28,971)	694,041	(1,464)	43,738	(765,286)
Participant Equity Loan Plan (note 9)		234
Stock-based compensation (recovery) expense (note 10)				5,910
Other comprehensive (loss) income	4,136		4,136
Net (loss) income	24,128				24,128
Shares issued under stock plans (note 9)		1,036		(1,018)
Ending balance at Mar. 31, 2015	5,455	695,311	2,672	48,630	(741,158)
Participant Equity Loan Plan (note 9)		43
Stock-based compensation (recovery) expense (note 10)				(3,840)
Other comprehensive (loss) income	(2,041)		(2,041)
Net (loss) income	(60,903)				(60,903)
Shares issued under stock plans (note 9)		312		(312)
Ending balance at Mar. 31, 2016	$ (61,286)	$ 695,666	$ 631	$ 44,478	$ (802,061)